Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt

Debt consists of the following (in millions):

	As of December 31,
	2011	2010
Series K senior notes, with a rate of 7 1/8% due November 2013	$—	$250
Series O senior notes, with a rate of 6 3/8% due March 2015	650	650
Series Q senior notes, with a rate of 6 3/4% due June 2016	800	800
Series S senior notes, with a rate of 6 7/8% due November 2014	498	498
Series T senior notes, with a rate of 9% due May 2017	390	388
Series V senior notes, with a rate of 6% due November 2020	500	500
Series W senior notes, with a rate of 5 7/8% due June 2019	496	—
Series Y senior notes, with a rate of 6% due October 2021	300	—
2004 Exchangeable Senior Debentures, with a rate of 3 1/4% due April 2024	175	325
2007 Exchangeable Senior Debentures, with a rate of 2 5/8% due April 2027	385	502
2009 Exchangeable Senior Debentures, with a rate of 2 1/2% due October 2029	342	329
Senior notes, with rate of 10.0% due May 2012	7	7

Total senior notes	4,543	4,249
Credit facility	117	58
Mortgage debt (non-recourse) secured by $1.0 billion and $1.1 billion of real estate assets, with an average interest rate of 5.0% and 4.7% at December 31, 2011 and 2010, maturing through December 2023 (1)	1,006	1,025
Other	87	145

Total debt	$5,753	$5,477

(1)	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Outstanding Debentures

The following chart details our outstanding Debentures:

	As of December 31, 2011
	Maturity date	Next put option date	Redemption date	Outstanding principal amount	Current exchange rate for each $1,000 of principal	Current equivalent exchange price	Exchangeable share equivalents
				(in millions)	(in shares)		(in shares)
2009 Debentures	10/15/2029	10/15/2015	10/20/2015	$400	71.9264	$13.90	28.8 million
2007 Debentures	4/15/2027	4/15/2012	4/20/2012	388	32.0239	$31.23	12.4 million
2004 Debentures	4/15/2024	4/15/2014	4/19/2009	175	65.5744	$15.25	11.5 million

Total				$963

Initial Allocations Between Debt and Equity Components of the Debenture

The following chart details the initial allocations between the debt and equity components of the Debentures, net of the original issue discounts, based on the effective interest rate at the time of issuance, as well as the debt balances (in millions):

				As of December 31, 2011
	Initial Face Amount	Initial Debt Value	Initial Equity Value	Face Amount Outstanding	Debt Carrying Value	Unamortized Discount
2009 Debentures	$400	$316	$82	$400	$342	$58
2007 Debentures	600	502	89	388	385	3
2004 Debentures	500	413	76	175	175	—

Total	$1,500	$1,231	$247	$963	$902	$61

Interest Expense for the Debentures

Interest expense recorded for the Debentures consists of the following (in millions):

	Year ended December 31,
	2011	2010	2009
Contractual interest expense (cash)	$31	$34	$26
Non-cash interest expense due to discount amortization	31	32	27

Total interest expense	$62	$66	$53

Mortgage Debt Issuances and Repayments

We had the following mortgage debt issuances and repayments since January 2010. Interest for our mortgage debt is payable on a monthly basis:

Transaction Date	Property	Rate	Maturity Date	Amount
				(in millions)
Issuances/Assumptions
November 2011	Hilton Melbourne South Wharf (1)	6.77%	11/23/2016	$79
February 2011	New Zealand Hotel Portfolio (2)	5.49%	2/18/2016	80
Repayments/Defeasance/Transfer
June 2011	Le Méridien Piccadilly (3)	1.99%	1/20/2012	(52)
March 2011	Four Canadian properties	5.2%	3/1/2011	(132)
December 2010	Partial repayment of Orlando World Center mortgage (4)	3.76%	12/30/2010	(54)
December 2010	JW Marriott, Desert Springs	9.8%	12/11/2022	(71)
October 2010	W New York, Union Square (5)	6.39%	10/11/2011	(119)
February 2010	Atlanta Marriott Marquis	7.4%	2/11/2023	(124)

(1)	The floating interest rate is equal to the 3-month BBSY plus 230 basis points. In addition, we entered into separate swap agreements that fix 75% of the loan at an all-in rate of 6.7% and cap the remaining 25% at an all-in interest rate of 9.9%. The rate shown reflects the rate in effect at December 31, 2011. In connection with the acquisition of the property in April 2011, we assumed an $86 million mortgage loan. The issuance represents the refinancing of this mortgage loan.
(2)	The floating interest rate is equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum. In addition, we entered into a swap agreement that fixes 75% of the loan at an all-in rate of 7.15%. The rate shown reflects the rate in effect at December 31, 2011.
(3)	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
(4)	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
(5)	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.

Aggregate Debt Maturities

Aggregate debt maturities are as follows (in millions):

As of December 31, 2011
2012	$400
2013	359
2014	1,142
2015	1,179
2016	965
Thereafter	1,769

5,814
Unamortized (discounts) premiums, net	(75)
Fair value hedge adjustment	12
Capital lease obligations	2

$5,753

Interest Expense

The following items are included in interest expense (in millions):

	Year ended December 31,
	2011(1)	2010(1)	2009(2)
Interest expense	$371	$384	$379
Amortization of debt premiums/discounts, net (3)	(32)	(34)	(31)
Amortization of deferred financing costs	(11)	(12)	(12)
Non-cash gains/(losses) on debt extinguishments	(4)	(1)	2
Change in accrued interest	(4)	10	(11)

Interest paid (4)	$320	$347	$327

(1)	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
(2)	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
(3)	Primarily represents the amortization of the debt discount on our Debentures, which is non-cash interest expense.
(4)	Does not include capitalized interest of $4 million, $3 million and $5 million during 2011, 2010 and 2009, respectively.